Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 5 - RELATED PARTY TRANSACTIONS

Amounts due to related parties as of June 30, 2019 and December 31, 2018:

		June 30,	December 31,
		2019	2018
Paolo Gervasi	Shareholder and employee of the Company	$2,153	$2,068
Calogero Caruso	Shareholder and employee of the Company	4,444	2,068
Chris Thompson	Shareholder and founder of MVC	103,089	-
Kyle McDiarmid	Shareholder and founder of MVC	18,884	-
Stevan Perry	President of the Company	84,432	-
Other	Shareholder and founder of MVC	362	-
		$213,364	$4,136

On February 27, 2018, all loans by Paolo Gervasi and Calogero Caruso were forgiven in exchange for shares of the Company, pursuant to the terms and conditions of the Share Exchange Agreement. Paolo Gervasi and Calogero Caruso further loaned the Company $2,153 and $4,444, respectively, for working capital purposes. These notes payable were unsecured, non-interest bearing and due on demand.

On January 28, 2019, the Company signed a promissory note with Kyle McDiarmid in the principal amount of $18,884 for land purchase. This note bears no interest and matures on May 31, 2019. As of June 30, 2019, the outstanding principal balance of the note was $18,884.

On January 28, 2019, the Company signed a promissory note with Sean Piekaar in the principal amount of $18,884 for land purchase. This note bears no interest and matures on May 31, 2019. The note was paid in full during the six month ended June 30, 2019.

On January 29, 2019, the Company signed a promissory note with Stevan Perry in the principal amount of $84,432 for land purchase. This note bears monthly interest at 7% over the term from the issuance date through maturity date on April 30, 2019. As of June 30, 2019, the outstanding principal balance of the note was $84,432, with an accrued interest of $29,551.

On March 6, 2019, the Company signed a promissory note with Chris Thompson in the principal amount of CAD 135,000 (approximately $103,089) for working capital purposes. This note bears interest at 18% per annum over the term from the issuance date through maturity date on September 30, 2019. As of June 30, 2019, the outstanding principal balance of the note was $103,089, with an accrued interest of $1,193.

NOTE 5 – RELATED PARTY TRANSACTIONS

Amounts due to related parties as of December 31, 2018 and 2017:

	As of December 31,
	2018	2017
Paolo Gervasi Shareholder and employee of the Company	$2,068	$397,158
Calogero Caruso Shareholder and employee of the Company	2,068	397,159
	$4,136	$794,317

On February 27, 2018, all loans by Paolo Gervasi and Calogero Caruso were forgiven in exchange for shares of the Company, pursuant to the terms and conditions of the Share Exchange Agreement. During the year ended December 31, 2018, Paolo Gervasi and Calogero Caruso further loaned the Company $2,068 and $2,068, respectively, for working capital purposes. These note payable were unsecured, non-interest bearing and due on demand.